Discontinued operations (Tables)	3 Months Ended
Nov. 30, 2021
Discontinued Operations
Schedule of Loss on Disposal

Consideration transferred for the Motorsport Group was as follows:

Amount
$
Consideration received or receivable:
Accounts payable assumed	101,322
Deferred purchase consideration of LGR	333,503
Fair value of contingent consideration	1,321,281
Total disposal consideration	1,756,106
Carrying amount of net assets sold	(2,334,303)
Loss on disposal before income tax and reclassification of foreign currency translation reserve	(578,197)

Reclassification of foreign currency translation reserve	(100,734)
Loss on disposal of Motorsports	(678,931)

Disclosure of Net Asset

The net assets of the Motorsport Group as at the date of sale were as follows:

Amount
$
Carrying amounts of assets as at the date of sale:
Cash and cash equivalents	(24,348)
Accounts and other receivables	126,590
Government remittances	25,095
Prepaid expenses and other	24,113
Property and equipment	47,416
Intangible assets	3,066,457
Total assets of disposal group	3,265,323

Carrying amount of liabilities directly associated with assets as at the date of sale:
Accounts payable	508,881
Accrued liabilities	422,139
Total liabilities of disposal group	931,020

Net assets of disposal group	2,334,303

Schedule of Discontinued Operations

The operating results and net cash flows of the Motorsports Group for the three months ended November 30, 2021, and 2020 are presented as discontinued operations as follows:

	For the three months ended
	Nov 30, 2021	Nov 30, 2020
	$	$
Revenues
Advertising revenue	-	90,934

Operating expenses
Salaries and wages	-	212,546
Consulting	-	267,933
Professional fees	-	22,681
Sponsorships and tournaments	-	203,637
Advertising and promotion	-	1,740
Office and general	-	7,374
Technology expenses	-	86,590
Amortization and depreciation	-	201,335
Interest expense	-	572
(Gain) loss on foreign exchange	9,656	36,741
Net loss from discontinued operations	(9,656)	(950,215)